Quarterly Holdings Report
for
Fidelity® High Income Fund
July 31, 2025
SPH-NPRT1-0925
1.804875.121
Alternative Funds - 0.7%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $22,585,256)	2,270,785	21,839,499

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 11.0255% 10/20/2037 (d)(e)(f)	250,000	252,475
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	175,000	176,632
TOTAL BAILIWICK OF JERSEY		429,107
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Apidos Ln Fd 2024-1 Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 4/25/2035 (d)(e)(f)	150,000	150,424
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (d)(e)(f)	150,000	150,632
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 0% 3/31/2038 (d)(e)(f)(g)	156,000	156,022
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.2% 7/20/2038 (d)(e)(f)(g)	222,000	222,030
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 5.75% 7/20/2038 (d)(e)(f)(g)	150,000	150,021
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5676% 7/15/2039 (d)(e)(f)	250,000	252,848
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (d)(e)(f)	285,000	285,604
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (d)(e)(f)	184,000	186,519
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	304,000	311,617
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.1685% 4/25/2037 (d)(e)(f)	250,000	253,920
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	223,000	224,633
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6755% 10/20/2037 (d)(e)(f)	317,000	320,166
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (d)(e)(f)	189,000	189,510
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (d)(e)(f)	285,000	286,931
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.4255% 7/20/2037 (d)(e)(f)	385,000	390,159
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	285,000	287,834
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (d)(e)(f)	100,000	102,409
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (d)	150,000	152,455
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.3176% 7/15/2037 (d)(e)(f)	150,000	151,604
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (d)(e)(f)	222,000	222,536
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5755% 10/20/2037 (d)(e)(f)	222,000	224,898
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.8255% 4/20/2038 (d)(e)(f)	791,000	808,230
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8755% 7/20/2037 (d)(e)(f)	200,000	200,906
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (d)(e)(f)	285,000	287,430
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (d)(e)(f)	146,000	147,084
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 4.5% 7/15/2033 (d)(e)(f)(g)	250,000	250,035
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (d)(e)(f)	285,000	282,385
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.1255% 4/20/2038 (d)(e)(f)	127,000	127,639
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (d)(e)(f)	150,000	152,232
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		6,928,713
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.4676% 10/15/2037 (d)(e)(f)	250,000	253,254
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.0755% 1/20/2038 (d)(e)(f)	179,000	181,138
TOTAL UNITED STATES		434,392
TOTAL ASSET-BACKED SECURITIES (Cost $7,715,226)		7,792,212

Bank Loan Obligations - 6.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5725% 9/13/2029 (e)(f)(h)(i)	113,944	113,944
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (e)(f)(h)(j)	4,435,000	4,455,312
FRANCE - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (e)(f)(h)	548,597	497,851
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (e)(f)(h)	4,543,410	4,219,692

TOTAL FRANCE		4,717,543
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (e)(f)(h)	260,000	259,675
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (e)(f)(h)	4,648,971	1,255,222
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (e)(f)(h)	1,576,057	1,487,184
UNITED STATES - 6.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0635% 10/3/2031 (e)(f)(h)	708,083	518,848
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 1% 4/3/2031 (e)(f)(h)(k)	2,025,088	1,874,786
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6021% 4/3/2031 (e)(f)(h)	4,199,912	3,888,194
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8207% 4/15/2030 (e)(f)(h)	2,900,238	2,880,748
		9,162,576
Media - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (e)(f)(h)	4,491,856	4,379,560
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8419% 1/18/2028 (e)(f)(h)	1,462,780	1,457,090
		5,836,650
TOTAL COMMUNICATION SERVICES		14,999,226

Consumer Discretionary - 2.1%
Diversified Consumer Services - 0.6%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (e)(f)(h)	15,590,230	13,699,915
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (e)(h)	4,109,657	3,945,271
		17,645,186
Hotels, Restaurants & Leisure - 0.9%
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3562% 7/2/2032 (e)(f)(h)	2,869,802	2,790,166
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (e)(f)(h)(k)	540,198	525,207
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (e)(f)(h)	3,008,794	2,997,030
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1062% 1/28/2032 (e)(f)(h)	1,543,088	1,542,609
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0579% 10/31/2031 (e)(f)(h)	2,602,745	2,552,850
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (e)(f)(h)	3,070,949	3,014,321
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (e)(f)(h)	11,482,889	11,029,316
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (e)(f)(h)	790,492	764,801
		25,216,300
Household Durables - 0.4%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7062% 6/29/2028 (e)(f)(h)	6,025,245	5,505,568
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 10/30/2027 (e)(f)(h)	4,726,212	4,718,839
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 10/30/2027 (e)(f)(h)	2,442,742	2,433,582
		12,657,989
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.19% 6/6/2031 (e)(f)(h)	5,830,315	5,423,126
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 12/17/2027 (e)(f)(h)	513,661	511,442
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (e)(f)(h)	595,500	546,651
		6,481,219
TOTAL CONSUMER DISCRETIONARY		62,000,694

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/16/2032 (e)(f)(h)(j)	1,500,000	1,496,445
Food Products - 0.2%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4738% 8/2/2028 (e)(f)(h)	156,879	63,928
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (e)(f)(h)	45,365	18,486
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9434% 3/30/2026 (e)(f)(h)	125,616	113,054
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9434% 3/30/2026 (e)(f)(h)	152,416	99,071
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 12/13/2032 (e)(f)(h)	4,040,000	4,019,800
		4,314,339
TOTAL CONSUMER STAPLES		5,810,784

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Mesquite Energy Inc 1LN, term loan 0% (e)(h)(i)(j)(l)	1,718,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(h)(i)(j)(l)	4,024,234	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (e)(f)(h)	19,418,680	8,859,772
		8,859,772
Financials - 0.2%
Financial Services - 0.1%
Softbank Svf II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5%, 6% 12/31/2025 (e)(f)(h)(i)	217,927	217,665
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (e)(f)(h)	2,925,000	2,921,812
		3,139,477
Insurance - 0.1%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.7207% 1/31/2028 (e)(f)(h)	3,708,000	3,557,678
TOTAL FINANCIALS		6,697,155

Health Care - 0.5%
Health Care Providers & Services - 0.2%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7956% 6/28/2029 (e)(f)(h)	1,736,209	1,410,670
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3562% 9/24/2031 (e)(f)(h)	2,430,451	2,345,385
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (e)(f)(h)	2,440,408	1,504,927
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7956% 6/30/2032 (e)(f)(h)	1,035,000	1,035,166
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (e)(f)(h)(j)	1,505,000	1,504,368
		7,800,516
Pharmaceuticals - 0.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6062% 10/8/2030 (e)(f)(h)	8,080,000	7,905,795
TOTAL HEALTH CARE		15,706,311

Industrials - 0.4%
Air Freight & Logistics - 0.1%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2062% 11/23/2028 (e)(f)(h)(i)	187,693	185,440
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.7062% 11/23/2029 (e)(f)(h)(i)	30,000	29,310
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/17/2030 (e)(f)(h)	1,505,000	1,486,564
		1,701,314
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 0% 8/1/2028 (e)(f)(h)(j)	680,000	633,080
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/12/2028 (e)(f)(h)(j)	230,000	209,307
		842,387
Commercial Services & Supplies - 0.2%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (e)(f)(h)	2,655,557	2,215,743
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (e)(f)(h)	4,587,385	4,397,422
		6,613,165
Trading Companies & Distributors - 0.1%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8193% 1/31/2028 (e)(f)(h)	1,838,212	1,795,014
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.308% 1/29/2031 (e)(f)(h)	278,589	268,061
		2,063,075
TOTAL INDUSTRIALS		11,219,941

Information Technology - 1.1%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6062% 12/17/2029 (e)(f)(h)	1,640,000	1,665,732
IT Services - 0.5%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (e)(f)(h)	365,000	320,287
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (e)(f)(h)	4,654,571	4,487,519
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	5,656,000	5,480,042
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (e)(f)(h)	3,571,593	3,477,267
		13,765,115
Software - 0.5%
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3562% 2/19/2029 (e)(f)(h)	2,037,000	1,801,054
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (e)(f)(h)(i)	4,878,885	4,878,885
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3195% 6/2/2028 (e)(f)(h)	2,708,636	2,653,110
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 13.4327% 6/4/2029 (e)(f)(h)	2,495,000	2,431,078
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.5456% 6/28/2030 (e)(f)(h)	2,230,000	2,134,757
		13,898,884
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (e)(f)(h)	3,631,500	3,617,882
TOTAL INFORMATION TECHNOLOGY		32,947,613

Materials - 1.0%
Chemicals - 0.9%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (e)(h)(k)	228,527	228,527
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5943% 6/9/2028 (e)(f)(h)	964,923	724,175
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.5943% 6/12/2028 (e)(f)(h)	359,310	359,310
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3206% 7/3/2028 (e)(f)(h)	3,659,962	3,252,132
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.34% 3/15/2029 (e)(f)(h)	4,139,224	4,122,667
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8937% 3/15/2030 (e)(f)(h)	613,529	603,560
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 4/2/2029 (e)(f)(h)	4,865,000	4,518,369
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (e)(f)(h)	6,026,910	5,883,771
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (e)(f)(h)(j)	365,000	363,813
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (e)(f)(h)	5,600,963	5,395,575
		25,451,899
Metals & Mining - 0.1%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (e)(f)(h)	4,720,064	3,977,975
TOTAL MATERIALS		29,429,874

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8562% 3/29/2030 (e)(f)(h)	5,697,317	5,697,317
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2207% 3/24/2028 (e)(f)(h)	2,973,452	2,968,576
		8,665,893
TOTAL UNITED STATES		196,337,263
TOTAL BANK LOAN OBLIGATIONS (Cost $222,626,510)		208,626,143

Common Stocks - 2.4%
	Shares	Value ($)
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
SES SA rights (i)(m)	2,308	8,540
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (i)	2,308	0
TOTAL COMMUNICATION SERVICES		8,540

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (i)(m)	7	13,189
TOTAL LUXEMBOURG		21,729
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (m)	4,021,184	6,319,586
UNITED STATES - 2.2%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (i)	9,655	129,541
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
UC Holdings Inc (i)(m)	3,510	0
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC / New Cotai Capital Corp (b)(i)(m)	125,816	51,585
Leisure Products - 0.0%
Topgolf Callaway Brands Corp (m)(n)	135,500	1,253,375
TOTAL CONSUMER DISCRETIONARY		1,304,960

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc (b)(i)(m)	12,754	88,385
Southeastern Grocers Inc rights (i)(m)	1,243,047	48,703
		137,088
Energy - 1.6%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (i)(m)	47,062	0
Tidewater Inc warrants 11/14/2042 (m)	1,897	104,349
		104,349
Oil, Gas & Consumable Fuels - 1.6%
EP Energy Corp (i)(m)	7,975	12,521
Mesquite Energy Inc (i)(m)	217,050	43,734,788
New Fortress Energy Inc	151,680	413,328
		44,160,637
TOTAL ENERGY		44,264,986

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (i)(m)	271,705	3,407,181
Cano Health LLC warrants (i)(m)	14,480	54,589
Surgery Partners Inc (m)	144,900	3,180,555
		6,642,325
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	23,619	96,602
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (m)	29,900	3,217,240
IT Services - 0.2%
GTT Communications Inc (i)(m)	113,281	4,812,177
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (m)	44,500	2,508,020
Software - 0.0%
Riot Platforms Inc (m)	140,900	1,889,469
TOTAL INFORMATION TECHNOLOGY		12,426,906

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (i)(m)	105	23
TOTAL UNITED STATES		65,002,431
TOTAL COMMON STOCKS (Cost $35,392,064)		71,343,746

Convertible Corporate Bonds - 1.7%
	Principal Amount (a)	Value ($)
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 2.75% 12/15/2030 (d)	2,197,000	2,234,349
UNITED STATES - 1.6%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	11,340,678	14,357,298
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (i)	170,828	238,407
Financials - 0.3%
Financial Services - 0.3%
Redfin Corp 0.5% 4/1/2027	9,695,000	8,807,908
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc 1.25% 6/1/2030	3,712,000	3,602,786
ON Semiconductor Corp 0% 5/1/2027 (o)	1,447,000	1,775,701
Wolfspeed Inc 1.875% (l)	15,180,000	4,591,950
		9,970,437
Software - 0.4%
Core Scientific Inc 0% 6/15/2031 (d)(o)	5,638,000	5,674,255
Riot Platforms Inc 0.75% 1/15/2030 (d)	5,139,000	5,932,333
		11,606,588
TOTAL INFORMATION TECHNOLOGY		21,577,025

Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	2,653,000	2,642,388
TOTAL UNITED STATES		47,623,026
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $47,700,051)		49,857,375

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (i) (Cost $4,681,584)	194,418	4,848,785

Non-Convertible Corporate Bonds - 82.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)	1,415,000	1,325,714
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (d)	130,000	131,699
Mineral Resources Ltd 8% 11/1/2027 (d)	4,700,000	4,777,895
Mineral Resources Ltd 8.125% 5/1/2027 (d)	4,775,000	4,789,062
Mineral Resources Ltd 8.5% 5/1/2030 (d)	3,535,000	3,618,560
Mineral Resources Ltd 9.25% 10/1/2028 (d)	2,425,000	2,534,494

TOTAL AUSTRALIA		17,177,424
BAILIWICK OF JERSEY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	4,782,000	4,560,869
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)	2,400,000	2,369,615
BRAZIL - 0.5%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (d)	1,290,133	1,391,090
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)	1,705,000	1,545,156
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)	1,035,000	1,070,190
TOTAL INDUSTRIALS		2,615,346

Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (d)	6,388,000	6,268,225
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(e)	5,549,992	5,487,555
		11,755,780
TOTAL BRAZIL		15,762,216
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd 7.75% 9/19/2029 (d)(p)	5,000,000	5,022,450
CANADA - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (e)	2,956,000	2,993,433
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	7,576,000	7,019,257
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)	4,235,000	4,260,274
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	2,710,000	2,769,818
		14,049,349
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)	2,125,000	1,426,364
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	4,713,000	4,088,286
		5,514,650
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Baytex Energy Corp 7.375% 3/15/2032 (d)	3,725,000	3,602,311
Parkland Corp 4.5% 10/1/2029 (d)	1,673,000	1,611,854
Parkland Corp 4.625% 5/1/2030 (d)	8,785,000	8,424,593
Parkland Corp 6.625% 8/15/2032 (d)	810,000	827,928
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)(e)	5,362,000	5,570,786
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (d)(e)	424,000	437,901
		20,475,373
Industrials - 0.5%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (d)	2,625,000	2,698,030
Bombardier Inc 7% 6/1/2032 (d)	790,000	817,246
Bombardier Inc 7.25% 7/1/2031 (d)	3,940,000	4,114,172
		7,629,448
Commercial Services & Supplies - 0.2%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)	5,150,000	5,320,789
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)	1,420,000	1,511,216
TOTAL INDUSTRIALS		14,461,453

Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 12/1/2029 (d)	4,220,000	3,950,102
Open Text Corp 3.875% 2/15/2028 (d)	570,000	548,630
Open Text Holdings Inc 4.125% 12/1/2031 (d)(n)	4,420,000	4,022,426
Open Text Holdings Inc 4.125% 2/15/2030 (d)	5,070,000	4,752,147
		13,273,305
Materials - 0.9%
Chemicals - 0.5%
Methanex Corp 5.125% 10/15/2027	11,571,000	11,512,910
Methanex Corp 5.65% 12/1/2044	6,431,000	5,010,869
		16,523,779
Containers & Packaging - 0.2%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)	5,725,000	5,860,854
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (d)	2,330,000	2,374,615
Champion Iron Canada Inc 7.875% 7/15/2032 (d)	1,190,000	1,215,408
Hudbay Minerals Inc 4.5% 4/1/2026 (d)	1,120,000	1,110,917
		4,700,940
TOTAL MATERIALS		27,085,573

TOTAL CANADA		97,853,136
CHILE - 0.4%
Communication Services - 0.3%
Media - 0.3%
VTR Finance NV 6.375% 7/15/2028 (d)	7,835,000	7,590,156
Industrials - 0.1%
Construction & Engineering - 0.1%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)	2,947,000	2,989,366
TOTAL CHILE		10,579,522
COLOMBIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (d)	9,628,000	2,852,969
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)	4,542,000	3,735,795
		6,588,764
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)	5,796,000	5,236,686
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)	1,065,000	1,083,584
		6,320,270
TOTAL COLOMBIA		12,909,034
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)	3,594,000	3,611,417
FINLAND - 0.3%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Amer Sports Co 6.75% 2/16/2031 (d)	5,815,000	6,047,054
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)	2,735,000	2,621,795
TOTAL FINLAND		8,668,849
FRANCE - 1.4%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Altice France SA 5.125% 1/15/2029 (d)	12,464,000	10,750,200
Altice France SA 5.125% 7/15/2029 (d)	11,265,000	9,744,225
Altice France SA 5.5% 1/15/2028 (d)	5,340,000	4,745,925
Altice France SA 5.5% 10/15/2029 (d)	1,430,000	1,240,042
Iliad Holding SASU 7% 4/15/2032 (d)	3,165,000	3,248,520
Iliad Holding SASU 8.5% 4/15/2031 (d)	3,653,000	3,917,448
		33,646,360
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (d)	5,756,000	6,093,837
Viridien 10% 10/15/2030 (d)	3,400,000	3,347,972
		9,441,809
TOTAL FRANCE		43,088,169
GERMANY - 0.6%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (d)	2,275,000	2,165,470
ZF North America Capital Inc 6.875% 4/14/2028 (d)	1,440,000	1,437,345
ZF North America Capital Inc 6.875% 4/23/2032 (d)	2,400,000	2,240,014
ZF North America Capital Inc 7.125% 4/14/2030 (d)(n)	1,440,000	1,395,791
		7,238,620
Industrials - 0.4%
Machinery - 0.4%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)	10,284,000	10,238,001
TOTAL GERMANY		17,476,621
GHANA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)	4,999,000	4,879,024
Kosmos Energy Ltd 7.5% 3/1/2028 (d)	1,658,000	1,418,635
Kosmos Energy Ltd 7.75% 5/1/2027 (d)	980,000	923,649
Kosmos Energy Ltd 8.75% 10/1/2031 (d)	1,695,000	1,307,693
Tullow Oil PLC 10.25% 5/15/2026 (d)	7,109,000	6,349,226

TOTAL GHANA		14,878,227
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	8,076,000	8,333,129
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	1,349,000	1,235,684
Millicom International Cellular SA 5.125% 1/15/2028 (d)	2,930,400	2,904,759
Millicom International Cellular SA 7.375% 4/2/2032 (d)	1,720,000	1,763,430

TOTAL GUATEMALA		5,903,873
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)	1,575,000	1,499,840
IRELAND - 1.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Flutter Treasury DAC 5.875% 6/4/2031 (d)(g)	10,500,000	10,573,500
Financials - 1.0%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (e)	3,376,000	3,417,234
Financial Services - 0.9%
GGAM Finance Ltd 5.875% 3/15/2030 (d)	3,675,000	3,670,628
GGAM Finance Ltd 6.875% 4/15/2029 (d)	3,625,000	3,734,519
GGAM Finance Ltd 8% 2/15/2027 (d)	5,360,000	5,519,429
GGAM Finance Ltd 8% 6/15/2028 (d)	7,870,000	8,324,862
Phoenix Aviation Capital Ltd 9.25% 7/15/2030 (d)	2,840,000	2,975,771
TrueNoord Capital DAC 8.75% 3/1/2030 (d)	3,345,000	3,469,213
		27,694,422
TOTAL FINANCIALS		31,111,656

TOTAL IRELAND		41,685,156
ISRAEL - 0.6%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(p)	1,490,000	1,475,100
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(p)	3,332,000	3,206,634
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(p)	1,214,000	1,133,754
Energean PLC 6.5% 4/30/2027 (d)	4,568,000	4,488,060
		10,303,548
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,282,000	1,253,953
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	2,895,000	2,948,292
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	2,895,000	2,938,480
		7,140,725
TOTAL ISRAEL		17,444,273
LUXEMBOURG - 0.8%
Communication Services - 0.4%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (d)	12,167,000	9,318,475
Altice France Holding SA 6% 2/15/2028 (d)	7,363,000	2,705,903
		12,024,378
Industrials - 0.1%
Electrical Equipment - 0.1%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)	4,355,000	4,483,329
Information Technology - 0.2%
Software - 0.2%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)	4,730,000	4,574,303
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)	265,000	274,801
		4,849,104
Materials - 0.1%
Chemicals - 0.1%
Herens Holdco Sarl 4.75% 5/15/2028 (d)	2,735,000	2,384,481
TOTAL LUXEMBOURG		23,741,292
MADAGASCAR - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)	3,475,000	3,478,475
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)	1,605,000	1,482,652
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (d)	1,771,000	1,737,794
IHS Holding Ltd 6.25% 11/29/2028 (d)	615,000	604,668
IHS Holding Ltd 7.875% 5/29/2030 (d)	2,365,000	2,391,795
IHS Holding Ltd 8.25% 11/29/2031 (d)	3,265,000	3,325,958

TOTAL NIGERIA		8,060,215
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	1,260,000	1,287,094
TGS ASA 8.5% 1/15/2030 (d)	2,965,000	3,020,668

TOTAL NORWAY		4,307,762
PANAMA - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	5,957,000	5,953,604
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (d)	8,705,000	8,974,307
TOTAL PANAMA		14,927,911
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)	4,430,000	4,430,000
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	2,209,000	1,501,595
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)	3,335,000	2,559,613

TOTAL PUERTO RICO		4,061,208
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (i)(l)(p)	200,000	10,000
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)	7,805,000	6,651,343
SWITZERLAND - 0.7%
Industrials - 0.5%
Aerospace & Defense - 0.5%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)	9,081,000	8,578,443
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)	3,690,000	3,702,627
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)	2,263,000	2,319,573
		14,600,643
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	4,576,000	4,299,912
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)	1,130,000	946,241
		5,246,153
TOTAL SWITZERLAND		19,846,796
TANZANIA - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	4,778,000	4,928,794
UNITED KINGDOM - 1.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)	1,485,000	1,499,402
Virgin Media Finance PLC 5% 7/15/2030 (d)	2,510,000	2,262,499
		3,761,901
Media - 0.3%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	6,380,000	5,931,929
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/2028 (d)	2,000,000	1,939,380
		7,871,309
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)	1,179,000	1,074,008
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)	1,360,000	1,417,017
		2,491,025
TOTAL COMMUNICATION SERVICES		14,124,235

Consumer Discretionary - 0.4%
Automobile Components - 0.3%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)	3,810,000	4,033,178
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	4,093,000	4,272,286
		8,305,464
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	4,515,000	4,549,856
TOTAL CONSUMER DISCRETIONARY		12,855,320

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (d)	8,835,000	9,761,032
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (d)	2,575,000	2,437,891
Materials - 0.1%
Chemicals - 0.1%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)	2,045,000	2,079,314
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	6,245,000	6,308,162
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)	3,220,000	3,300,500
		9,608,662
TOTAL UNITED KINGDOM		50,866,454
UNITED STATES - 66.7%
Communication Services - 5.7%
Diversified Telecommunication Services - 1.0%
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)	1,015,000	1,011,647
Level 3 Financing Inc 10% 10/15/2032 (d)	594,000	596,667
Level 3 Financing Inc 11% 11/15/2029 (d)	2,973,399	3,371,165
Level 3 Financing Inc 3.625% 1/15/2029 (d)	1,905,000	1,619,250
Level 3 Financing Inc 3.75% 7/15/2029 (d)	655,000	549,093
Level 3 Financing Inc 3.875% 10/15/2030 (d)	5,494,000	4,711,105
Level 3 Financing Inc 4% 4/15/2031 (d)	384,000	330,240
Level 3 Financing Inc 4.25% 7/1/2028 (d)	595,000	540,706
Level 3 Financing Inc 4.5% 4/1/2030 (d)	6,175,000	5,557,500
Level 3 Financing Inc 4.875% 6/15/2029 (d)	1,620,000	1,518,750
Level 3 Financing Inc 6.875% 6/30/2033 (d)	8,105,000	8,213,238
Lumen Technologies Inc 4.125% 4/15/2030 (d)	820,000	798,701
Lumen Technologies Inc 4.5% 1/15/2029 (d)	630,000	572,153
		29,390,215
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)(n)	2,640,000	2,706,926
Media - 4.7%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)	4,070,000	3,052,500
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(n)	5,185,000	4,467,667
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	7,834,000	7,155,597
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	11,551,000	10,480,966
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(n)	11,880,000	10,546,313
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	3,800,000	3,555,357
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)	80,000	76,016
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)	1,938,000	1,935,369
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)(g)	4,505,000	4,498,781
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)(g)	4,505,000	4,497,004
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)	3,679,000	3,351,647
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)	35,000	33,050
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)(n)	5,015,000	5,164,483
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)(n)	4,575,000	4,793,415
CMG Media Corp 8.875% 6/18/2029 (d)	1,500,000	1,455,302
CSC Holdings LLC 3.375% 2/15/2031 (d)	11,649,000	7,619,479
CSC Holdings LLC 4.125% 12/1/2030 (d)	2,939,000	1,975,715
CSC Holdings LLC 4.5% 11/15/2031 (d)	1,860,000	1,239,076
CSC Holdings LLC 4.625% 12/1/2030 (d)	11,180,000	5,228,965
CSC Holdings LLC 5.375% 2/1/2028 (d)	4,235,000	3,894,119
DISH DBS Corp 5.125% 6/1/2029	9,977,000	7,407,546
DISH DBS Corp 7.375% 7/1/2028	2,170,000	1,665,475
Dotdash Meredith Inc 7.625% 6/15/2032 (d)	975,000	950,381
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	19,022,363	18,023,689
EW Scripps Co/The 9.875% 8/15/2030 (d)	500,000	496,876
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)	3,464,000	3,637,086
Univision Communications Inc 4.5% 5/1/2029 (d)(n)	6,215,000	5,750,587
Univision Communications Inc 7.375% 6/30/2030 (d)	990,000	984,565
Univision Communications Inc 8% 8/15/2028 (d)	2,185,000	2,244,688
Univision Communications Inc 8.5% 7/31/2031 (d)(n)	9,495,000	9,642,837
Univision Communications Inc 9.375% 8/1/2032 (d)	4,950,000	5,136,124
		140,960,675
TOTAL COMMUNICATION SERVICES		173,057,816

Consumer Discretionary - 9.3%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)	2,740,000	2,794,433
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)	2,555,000	2,634,282
Hertz Corp/The 5.5% (l)(q)	65,000	3,737
Hertz Corp/The 6% (l)(q)	85,000	15,300
Hertz Corp/The 6.25% (l)(q)	60,000	4,050
Hertz Corp/The 7.125% (l)(q)	85,000	17,000
Patrick Industries Inc 6.375% 11/1/2032 (d)	1,375,000	1,375,917
		6,844,719
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)	3,415,000	3,249,872
Broadline Retail - 0.8%
GrubHub Holdings Inc 5.5% 7/1/2027 (d)(n)	3,235,000	3,166,364
Nordstrom Inc 4.25% 8/1/2031	1,175,000	1,018,104
Nordstrom Inc 4.375% 4/1/2030 (n)	870,000	788,844
Wayfair LLC 7.25% 10/31/2029 (d)(n)	8,124,000	8,266,048
Wayfair LLC 7.75% 9/15/2030 (d)(n)	9,895,000	10,141,334
		23,380,694
Diversified Consumer Services - 1.1%
Service Corp International/US 5.75% 10/15/2032	1,355,000	1,358,211
Sotheby's 7.375% 10/15/2027 (d)	5,019,000	4,917,844
StoneMor Inc 8.5% 5/15/2029 (d)	6,513,000	6,143,697
TKC Holdings Inc 10.5% 5/15/2029 (d)	5,338,000	5,477,509
TKC Holdings Inc 6.875% 5/15/2028 (d)	4,625,000	4,621,132
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)(n)	11,186,000	11,185,069
		33,703,462
Hotels, Restaurants & Leisure - 4.2%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)	4,065,000	4,188,926
Caesars Entertainment Inc 6% 10/15/2032 (d)(n)	4,665,000	4,502,590
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	5,260,000	5,364,234
Caesars Entertainment Inc 7% 2/15/2030 (d)	515,000	531,239
Carnival Corp 5.75% 3/15/2030 (d)	5,663,000	5,723,560
Carnival Corp 5.75% 8/1/2032 (d)	2,995,000	3,015,995
Carnival Corp 5.875% 6/15/2031 (d)	5,770,000	5,856,550
Carnival Corp 6% 5/1/2029 (d)	5,845,000	5,896,834
Carnival Corp 6.125% 2/15/2033 (d)	2,740,000	2,789,197
CEC Entertainment LLC 6.75% 5/1/2026 (d)	5,361,000	5,321,819
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	10,514,000	9,891,869
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	9,749,000	8,789,952
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)	2,980,000	2,982,831
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)	1,445,000	1,455,843
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)	1,050,000	1,067,011
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(n)	2,325,000	2,371,151
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)	3,990,000	4,034,784
Life Time Inc 6% 11/15/2031 (d)	2,836,000	2,856,929
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)	3,580,000	2,953,006
MGM Resorts International 6.5% 4/15/2032 (n)	2,720,000	2,762,779
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)(n)	2,616,000	2,725,017
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)	2,611,000	2,706,920
NCL Corp Ltd 6.75% 2/1/2032 (d)	2,740,000	2,814,015
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)	10,260,000	10,333,687
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)	5,210,000	5,295,983
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	4,874,000	5,002,576
Station Casinos LLC 6.625% 3/15/2032 (d)(n)	2,625,000	2,676,762
Viking Cruises Ltd 9.125% 7/15/2031 (d)	930,000	1,000,602
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)	1,605,000	1,594,349
Yum! Brands Inc 4.625% 1/31/2032 (n)	9,310,000	8,912,383
Yum! Brands Inc 5.375% 4/1/2032 (n)	1,100,000	1,094,044
		126,513,437
Household Durables - 1.5%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)	2,555,000	2,414,033
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)	1,500,000	1,496,794
Beazer Homes USA Inc 7.5% 3/15/2031 (d)	2,160,000	2,184,525
LGI Homes Inc 4% 7/15/2029 (d)(n)	1,585,000	1,444,951
LGI Homes Inc 7% 11/15/2032 (d)(n)	6,895,000	6,636,438
LGI Homes Inc 8.75% 12/15/2028 (d)	1,355,000	1,421,155
New Home Co Inc/The 8.5% 11/1/2030 (d)	1,700,000	1,735,650
Newell Brands Inc 6.375% 5/15/2030 (n)	3,060,000	2,965,589
Newell Brands Inc 6.375% 9/15/2027 (n)	1,015,000	1,022,943
Newell Brands Inc 6.625% 5/15/2032 (n)	1,640,000	1,567,288
Newell Brands Inc 6.625% 9/15/2029	1,470,000	1,463,479
Newell Brands Inc 6.875% 4/1/2036 (r)	690,000	658,938
Newell Brands Inc 7% 4/1/2046 (r)	1,800,000	1,544,654
Newell Brands Inc 8.5% 6/1/2028 (d)	4,215,000	4,416,787
TopBuild Corp 4.125% 2/15/2032 (d)	2,115,000	1,949,232
Whirlpool Corp 5.75% 3/1/2034	310,000	296,217
Whirlpool Corp 6.125% 6/15/2030	5,470,000	5,456,957
Whirlpool Corp 6.5% 6/15/2033	5,815,000	5,729,981
		44,405,611
Specialty Retail - 1.3%
Carvana Co 10.25% 5/1/2030 (d)	357,000	384,667
Carvana Co 11% 6/1/2030 pay-in-kind (d)(e)	2,261,502	2,365,459
Carvana Co 14% 6/1/2031 pay-in-kind (d)(e)	5,310,093	6,314,606
Carvana Co 4.875% 9/1/2029 (d)	2,253,000	2,050,230
Carvana Co 5.5% 4/15/2027 (d)	2,422,000	2,367,505
Carvana Co 5.625% 10/1/2025 (d)	4,594,000	4,582,515
Carvana Co 5.875% 10/1/2028 (d)	1,267,000	1,225,823
Carvana Co 9% 12/1/2028 pay-in-kind (d)(e)	2,038,308	2,085,069
Champions Financing Inc 8.75% 2/15/2029 (d)(n)	1,522,000	1,409,241
LBM Acquisition LLC 6.25% 1/15/2029 (d)	2,815,000	2,470,163
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (n)	2,540,000	2,606,886
SGUS LLC 11% 12/15/2029 (d)(i)	1,399,909	1,315,914
Staples Inc 10.75% 9/1/2029 (d)	6,389,000	5,990,719
Staples Inc 12.75% 1/15/2030 (d)	4,067,209	2,844,866
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)	1,300,000	1,364,962
		39,378,625
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc 4% 8/15/2029 (d)	2,485,000	2,239,559
TOTAL CONSUMER DISCRETIONARY		279,715,979

Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	5,348,000	5,043,476
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	4,100,000	3,996,358
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)	3,080,000	3,139,370
C&S Group Enterprises LLC 5% 12/15/2028 (d)	5,807,000	5,193,030
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	5,892,000	6,148,950
Performance Food Group Inc 6.125% 9/15/2032 (d)	2,955,000	3,000,764
US Foods Inc 4.75% 2/15/2029 (d)	2,800,000	2,742,146
US Foods Inc 5.75% 4/15/2033 (d)	2,585,000	2,561,226
US Foods Inc 6.875% 9/15/2028 (d)	1,455,000	1,498,470
US Foods Inc 7.25% 1/15/2032 (d)	50,000	52,093
		33,375,883
Food Products - 1.0%
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	2,490,000	2,630,964
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	1,295,000	1,368,516
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)(n)	8,425,000	8,014,858
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	1,370,000	1,280,074
Post Holdings Inc 4.625% 4/15/2030 (d)(n)	3,900,000	3,725,292
Post Holdings Inc 5.5% 12/15/2029 (d)	3,787,000	3,754,174
Post Holdings Inc 6.25% 10/15/2034 (d)(n)	3,750,000	3,754,699
Post Holdings Inc 6.25% 2/15/2032 (d)(n)	3,485,000	3,550,093
Post Holdings Inc 6.375% 3/1/2033 (d)(n)	3,800,000	3,797,135
		31,875,805
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)(n)	1,797,000	1,822,952
TOTAL CONSUMER STAPLES		67,074,640

Energy - 8.7%
Energy Equipment & Services - 1.4%
Nabors Industries Inc 7.375% 5/15/2027 (d)	3,715,000	3,749,377
Nabors Industries Inc 8.875% 8/15/2031 (d)	2,300,000	1,844,092
Nabors Industries Inc 9.125% 1/31/2030 (d)(n)	640,000	633,430
Nabors Industries Ltd 7.5% 1/15/2028 (d)	4,200,000	3,875,699
Star Holding LLC 8.75% 8/1/2031 (d)	1,870,000	1,832,458
Transocean Aquila Ltd 8% 9/30/2028 (d)	1,129,308	1,143,586
Transocean Inc 8% 2/1/2027 (d)	7,991,000	7,931,612
Transocean Inc 8.25% 5/15/2029 (d)	2,465,000	2,328,270
Transocean Inc 8.5% 5/15/2031 (d)	3,160,000	2,903,301
Transocean Inc 8.75% 2/15/2030 (d)	1,772,000	1,837,154
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027	3,893,000	3,892,062
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)	5,135,000	5,249,271
Valaris Ltd 8.375% 4/30/2030 (d)	4,285,000	4,425,935
		41,646,247
Oil, Gas & Consumable Fuels - 7.3%
Alpha Natural Resources Inc 9.75% (i)(l)	210,000	0
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)	920,000	920,388
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)	1,221,000	1,237,916
California Resources Corp 7.125% 2/1/2026 (d)	1,186,000	1,185,980
California Resources Corp 8.25% 6/15/2029 (d)	8,190,000	8,413,056
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)	2,365,000	2,337,569
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)	5,788,000	5,555,033
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	9,291,000	9,276,809
CITGO Petroleum Corp 8.375% 1/15/2029 (d)	1,700,000	1,762,912
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	4,019,000	3,796,585
CNX Resources Corp 6% 1/15/2029 (d)	25,000	24,986
CNX Resources Corp 7.25% 3/1/2032 (d)	4,305,000	4,438,481
CNX Resources Corp 7.375% 1/15/2031 (d)(n)	1,580,000	1,628,410
Comstock Resources Inc 5.875% 1/15/2030 (d)(n)	5,330,000	5,031,440
Comstock Resources Inc 6.75% 3/1/2029 (d)	4,870,000	4,814,964
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	5,263,000	5,604,906
CVR Energy Inc 8.5% 1/15/2029 (d)(n)	5,570,000	5,472,451
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	8,191,000	8,230,776
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)	1,480,000	1,463,029
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	4,140,000	4,308,535
Excelerate Energy LP 8% 5/15/2030 (d)	2,587,000	2,708,206
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033	6,366,000	6,599,995
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	2,160,000	2,182,149
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)	1,115,000	1,132,289
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)	560,000	587,165
Harvest Midstream I LP 7.5% 5/15/2032 (d)	1,565,000	1,626,714
Harvest Midstream I LP 7.5% 9/1/2028 (d)	5,905,000	5,976,870
Hess Midstream Operations LP 4.25% 2/15/2030 (d)	1,270,000	1,228,837
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	6,630,000	6,595,842
Hess Midstream Operations LP 5.5% 10/15/2030 (d)(n)	1,400,000	1,406,090
Hess Midstream Operations LP 6.5% 6/1/2029 (d)	265,000	272,977
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	1,960,000	2,026,485
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)	5,037,000	5,252,030
Kinetik Holdings LP 5.875% 6/15/2030 (d)(n)	3,835,000	3,838,103
Kinetik Holdings LP 6.625% 12/15/2028 (d)	4,290,000	4,387,434
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)	3,055,000	2,982,110
New Fortress Energy Inc 6.5% 9/30/2026 (d)	1,572,000	550,035
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	4,610,000	4,654,879
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	1,395,000	1,433,199
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	310,000	298,331
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	8,169,000	7,450,425
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)	4,240,000	4,202,718
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	4,251,000	4,251,001
Permian Resources Operating LLC 6.25% 2/1/2033 (d)	915,000	920,442
Permian Resources Operating LLC 7% 1/15/2032 (d)	175,000	180,708
Prairie Acquiror LP 9% 8/1/2029 (d)	840,000	870,063
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)	1,900,000	1,827,770
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)	2,849,000	2,793,341
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)	4,020,000	4,175,984
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)	1,598,000	1,608,542
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	5,094,000	4,937,589
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	5,610,000	5,594,733
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	175,000	174,883
Sunoco LP 6.25% 7/1/2033 (d)	3,815,000	3,863,836
Sunoco LP 7% 5/1/2029 (d)	1,480,000	1,531,901
Sunoco LP 7.25% 5/1/2032 (d)	1,775,000	1,860,191
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	7,715,000	7,645,721
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)	1,725,000	1,690,070
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)	2,472,000	2,463,867
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)	9,125,000	8,941,745
Talos Production Inc 9% 2/1/2029 (d)	1,145,000	1,173,507
Talos Production Inc 9.375% 2/1/2031 (d)	1,135,000	1,157,375
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)	1,981,000	2,070,815
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)	5,520,000	5,678,706
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)	4,570,000	4,701,184
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	2,930,000	3,164,235
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)(n)	2,995,000	3,283,918
		219,459,236
TOTAL ENERGY		261,105,483

Financials - 7.6%
Banks - 0.3%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)(n)	606,000	594,443
JPMorgan Chase & Co 5.576% 7/23/2036 (e)	1,495,000	1,514,368
Western Alliance Bancorp 3% 6/15/2031 (e)	6,051,000	5,716,077
		7,824,888
Capital Markets - 1.0%
Hightower Holding LLC 6.75% 4/15/2029 (d)	1,437,000	1,429,815
Hightower Holding LLC 9.125% 1/31/2030 (d)	5,135,000	5,457,252
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	3,671,000	3,642,235
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)	8,070,000	8,258,685
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)	4,135,000	4,270,733
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)	980,000	945,059
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	1,980,000	1,969,936
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)	2,650,000	2,697,598
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	2,600,000	2,705,181
		31,376,494
Consumer Finance - 1.9%
Ally Financial Inc 6.646% 1/17/2040 (e)	3,479,000	3,453,388
Ally Financial Inc 6.7% 2/14/2033 (n)	6,655,000	6,911,008
Encore Capital Group Inc 8.5% 5/15/2030 (d)	4,559,000	4,825,769
Encore Capital Group Inc 9.25% 4/1/2029 (d)	1,809,000	1,905,313
LFS Topco LLC 8.75% 7/15/2030 (d)	1,550,000	1,499,217
Navient Corp 4.875% 3/15/2028	639,000	623,553
Navient Corp 5% 3/15/2027	1,769,000	1,749,514
Navient Corp 5.5% 3/15/2029 (n)	1,500,000	1,467,370
Navient Corp 5.625% 8/1/2033	1,259,000	1,134,403
Navient Corp 7.875% 6/15/2032 (n)	3,490,000	3,631,855
OneMain Finance Corp 3.5% 1/15/2027	1,190,000	1,161,145
OneMain Finance Corp 3.875% 9/15/2028	8,305,000	7,920,528
OneMain Finance Corp 6.125% 5/15/2030 (g)	3,010,000	3,015,057
OneMain Finance Corp 6.625% 5/15/2029	620,000	633,198
OneMain Finance Corp 6.75% 3/15/2032	1,185,000	1,202,409
OneMain Finance Corp 7.125% 11/15/2031	1,705,000	1,760,326
OneMain Finance Corp 7.125% 3/15/2026	2,168,000	2,194,968
OneMain Finance Corp 7.125% 9/15/2032	4,335,000	4,467,842
OneMain Finance Corp 7.5% 5/15/2031	1,320,000	1,376,455
OneMain Finance Corp 9% 1/15/2029	5,000	5,246
PRA Group Inc 8.875% 1/31/2030 (d)	2,296,000	2,384,511
RFNA LP 7.875% 2/15/2030 (d)(n)	960,000	975,108
SLM Corp 6.5% 1/31/2030	2,800,000	2,908,875
		57,207,058
Financial Services - 3.3%
Azorra Finance Ltd 7.25% 1/15/2031 (d)	2,945,000	2,992,126
Azorra Finance Ltd 7.75% 4/15/2030 (d)	1,425,000	1,484,045
Block Inc 3.5% 6/1/2031	6,493,000	5,950,563
Block Inc 6.5% 5/15/2032	8,030,000	8,240,290
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)	6,955,000	7,353,598
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)	2,990,000	3,009,435
Clue Opco LLC 9.5% 10/15/2031 (d)(n)	1,880,000	1,993,497
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)(n)	1,595,000	1,614,819
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	4,835,000	4,146,034
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	7,823,000	7,621,587
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	6,128,000	6,088,501
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,020,000	990,655
Jefferson Capital Holdin 8.25% 5/15/2030 (d)	3,040,000	3,171,763
NFE Financing LLC 12% 11/15/2029 (d)	7,115,321	2,520,745
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)(n)	2,815,000	2,869,079
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)	3,965,000	4,039,716
Rocket Cos Inc 6.125% 8/1/2030 (d)	4,680,000	4,745,297
Rocket Cos Inc 6.375% 8/1/2033 (d)	5,320,000	5,426,311
Saks Global Enterprises LLC/old 11% 12/15/2029 (d)	5,133,000	2,463,840
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	2,865,000	2,959,531
UWM Holdings LLC 6.625% 2/1/2030 (d)	5,460,000	5,462,400
Walker & Dunlop Inc 6.625% 4/1/2033 (d)	2,050,000	2,090,037
WEX Inc 6.5% 3/15/2033 (d)(n)	4,720,000	4,780,548
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	7,835,000	8,202,383
		100,216,800
Insurance - 0.7%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)	1,100,000	1,050,185
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)	1,320,000	1,336,498
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	1,320,000	1,363,664
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	1,340,000	1,386,695
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)	1,320,000	1,376,963
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)	600,000	608,714
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	1,370,000	1,388,529
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)	2,115,000	2,174,172
AmWINS Group Inc 4.875% 6/30/2029 (d)	2,990,000	2,904,145
AmWINS Group Inc 6.375% 2/15/2029 (d)	1,452,000	1,478,608
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	4,725,000	4,867,979
		19,936,152
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Rithm Capital Corp 8% 4/1/2029 (d)	1,300,000	1,327,967
Rithm Capital Corp 8% 7/15/2030 (d)(n)	1,240,000	1,262,357
Starwood Property Trust Inc 3.625% 7/15/2026 (d)	645,000	632,419
Starwood Property Trust Inc 6% 4/15/2030 (d)	2,495,000	2,519,497
Starwood Property Trust Inc 6.5% 10/15/2030 (d)	540,000	555,829
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	3,245,000	3,337,739
Starwood Property Trust Inc 7.25% 4/1/2029 (d)	1,625,000	1,699,489
		11,335,297
TOTAL FINANCIALS		227,896,689

Health Care - 6.7%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	4,177,000	3,204,688
Health Care Equipment & Supplies - 0.6%
AdaptHealth LLC 5.125% 3/1/2030 (d)	2,531,000	2,379,143
Insulet Corp 6.5% 4/1/2033 (d)	1,160,000	1,192,392
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	11,505,000	11,730,993
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)	1,877,000	1,941,704
		17,244,232
Health Care Providers & Services - 4.3%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)	1,907,000	1,963,441
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	12,735,000	10,655,855
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	15,584,000	13,632,494
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	7,706,000	5,446,952
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)	1,972,000	1,533,230
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)(g)	3,010,000	3,029,230
CVS Health Corp 6.75% 12/10/2054 (e)	5,272,000	5,276,365
CVS Health Corp 7% 3/10/2055 (e)	7,155,000	7,361,350
DaVita Inc 3.75% 2/15/2031 (d)	1,870,000	1,695,827
DaVita Inc 4.625% 6/1/2030 (d)	9,890,000	9,431,173
DaVita Inc 6.75% 7/15/2033 (d)	4,320,000	4,455,173
DaVita Inc 6.875% 9/1/2032 (d)	4,620,000	4,749,979
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)(n)	4,171,000	4,041,360
LifePoint Health Inc 10% 6/1/2032 (d)	1,726,000	1,791,819
ModivCare Inc 5% 10/1/2029 (d)	970,000	33,950
Molina Healthcare Inc 6.25% 1/15/2033 (d)(n)	8,985,000	8,864,675
Owens & Minor Inc 4.5% 3/31/2029 (d)(n)	1,755,000	1,517,741
Owens & Minor Inc 6.625% 4/1/2030 (d)(n)	2,005,000	1,805,498
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)	2,937,000	2,876,195
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)	2,890,000	2,871,938
Radiology Partners Inc 8.5% 7/15/2032 (d)	1,485,000	1,500,459
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (d)(e)	273,764	270,342
Select Medical Corp 6.25% 12/1/2032 (d)(n)	3,970,000	3,959,732
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	1,455,000	1,496,041
Team Health Holdings Inc 8.375% 6/30/2028 (d)	2,695,000	2,708,771
Tenet Healthcare Corp 4.25% 6/1/2029	2,990,000	2,885,514
Tenet Healthcare Corp 4.375% 1/15/2030	3,830,000	3,682,317
Tenet Healthcare Corp 6.125% 10/1/2028 (n)	5,575,000	5,575,340
Tenet Healthcare Corp 6.125% 6/15/2030	6,275,000	6,331,274
Tenet Healthcare Corp 6.75% 5/15/2031 (n)	945,000	972,358
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)	6,348,000	6,485,885
		128,902,278
Health Care Technology - 0.3%
IQVIA Inc 6.25% 6/1/2032 (d)	6,530,000	6,696,222
IQVIA Inc 6.5% 5/15/2030 (d)(n)	2,670,000	2,752,863
		9,449,085
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)(n)	2,995,000	2,821,328
Charles River Laboratories International Inc 4% 3/15/2031 (d)(n)	2,530,000	2,321,657
		5,142,985
Pharmaceuticals - 1.3%
1261229 BC Ltd 10% 4/15/2032 (d)	11,945,000	12,161,072
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)	1,510,000	1,532,620
Bausch Health Americas Inc 8.5% 1/31/2027 (d)	1,855,000	1,838,769
Bausch Health Americas Inc 9.25% 4/1/2026 (d)	5,472,000	5,480,208
Bausch Health Cos Inc 11% 9/30/2028 (d)	2,430,000	2,496,825
Bausch Health Cos Inc 4.875% 6/1/2028 (d)	3,370,000	2,982,450
Bausch Health Cos Inc 5.25% 1/30/2030 (d)	1,415,000	910,086
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(n)	1,410,000	1,334,578
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(n)	6,088,000	5,266,824
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)(n)	3,004,000	2,832,706
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)(n)	1,125,000	1,007,235
		37,843,373
TOTAL HEALTH CARE		201,786,641

Industrials - 10.1%
Aerospace & Defense - 1.3%
Axon Enterprise Inc 6.125% 3/15/2030 (d)(n)	3,995,000	4,080,099
Axon Enterprise Inc 6.25% 3/15/2033 (d)	3,760,000	3,852,008
BWX Technologies Inc 4.125% 6/30/2028 (d)	6,123,000	5,925,730
Goat Holdco LLC 6.75% 2/1/2032 (d)	3,060,000	3,084,684
OneSky Flight LLC 8.875% 12/15/2029 (d)	2,823,000	2,974,163
TransDigm Inc 6% 1/15/2033 (d)	1,525,000	1,532,532
TransDigm Inc 6.375% 3/1/2029 (d)	3,535,000	3,617,899
TransDigm Inc 6.375% 5/31/2033 (d)	8,715,000	8,770,358
TransDigm Inc 6.75% 8/15/2028 (d)	4,165,000	4,237,888
TransDigm Inc 6.875% 12/15/2030 (d)	150,000	155,456
TransDigm Inc 7.125% 12/1/2031 (d)	1,560,000	1,624,344
		39,855,161
Air Freight & Logistics - 0.5%
Rand Parent LLC 8.5% 2/15/2030 (d)(n)	12,100,000	12,166,865
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)	2,240,000	2,352,768
		14,519,633
Building Products - 1.6%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)(g)	3,005,000	3,055,992
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (d)(e)	4,354,000	4,353,314
Builders FirstSource Inc 4.25% 2/1/2032 (d)(n)	5,995,000	5,532,778
Builders FirstSource Inc 6.375% 3/1/2034 (d)(n)	1,630,000	1,653,976
Builders FirstSource Inc 6.75% 5/15/2035 (d)	7,120,000	7,300,136
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)	2,615,000	2,396,046
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	9,155,000	9,334,520
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)	2,370,000	2,440,792
JH North America Holdings Inc 6.125% 7/31/2032 (d)	460,000	464,768
Masterbrand Inc 7% 7/15/2032 (d)	1,441,000	1,464,400
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)	1,410,000	1,439,589
Standard Building Solutions Inc 6.25% 8/1/2033 (d)	6,000,000	6,057,158
Standard Building Solutions Inc 6.5% 8/15/2032 (d)	2,725,000	2,782,653
		48,276,122
Commercial Services & Supplies - 3.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)	2,120,000	2,063,325
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)	4,205,000	4,304,936
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)	9,655,000	10,124,590
Artera Services LLC 8.5% 2/15/2031 (d)(n)	14,999,000	12,421,312
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	11,530,000	10,465,238
Clean Harbors Inc 6.375% 2/1/2031 (d)(n)	1,205,000	1,230,368
CoreCivic Inc 4.75% 10/15/2027	7,084,000	6,926,628
CoreCivic Inc 8.25% 4/15/2029	7,035,000	7,438,803
GEO Group Inc/The 10.25% 4/15/2031	4,401,000	4,838,578
GEO Group Inc/The 8.625% 4/15/2029	4,485,000	4,765,571
GFL Environmental Inc 3.5% 9/1/2028 (d)	1,505,000	1,450,999
GFL Environmental Inc 6.75% 1/15/2031 (d)	505,000	523,350
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	7,407,000	7,166,273
OT Midco Inc 10% 2/15/2030 (d)	5,956,000	4,854,021
Reworld Holding Corp 4.875% 12/1/2029 (d)	4,965,000	4,741,637
Waste Pro USA Inc 7% 2/1/2033 (d)	2,265,000	2,350,080
Williams Scotsman Inc 6.625% 4/15/2030 (d)	1,205,000	1,242,476
Williams Scotsman Inc 6.625% 6/15/2029 (d)	2,665,000	2,731,127
		89,639,312
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (d)	6,010,000	6,058,861
Amsted Industries Inc 6.375% 3/15/2033 (d)	2,279,000	2,315,371
Pike Corp 5.5% 9/1/2028 (d)	437,000	435,215
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)	6,254,000	6,371,626
		15,181,073
Electrical Equipment - 0.3%
Sensata Technologies BV 4% 4/15/2029 (d)	3,705,000	3,521,342
WESCO Distribution Inc 6.375% 3/15/2033 (d)	4,210,000	4,310,030
		7,831,372
Ground Transportation - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(n)	1,940,000	2,001,318
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	7,000,000	7,080,696
XPO Inc 7.125% 2/1/2032 (d)(n)	4,920,000	5,114,257
XPO Inc 7.125% 6/1/2031 (d)(n)	1,330,000	1,375,913
		15,572,184
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)	3,985,000	3,868,704
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)	2,640,000	2,764,925
		6,633,629
Machinery - 0.3%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(e)	5,525,000	5,760,226
Enpro Inc 6.125% 6/1/2033 (d)	3,320,000	3,349,468
		9,109,694
Passenger Airlines - 0.2%
American Airlines Inc 7.25% 2/15/2028 (d)(n)	325,000	331,634
American Airlines Inc 8.5% 5/15/2029 (d)(n)	1,920,000	2,006,640
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)	4,713,000	4,556,765
		6,895,039
Professional Services - 0.5%
Amentum Holdings Inc 7.25% 8/1/2032 (d)	3,375,000	3,491,342
CACI International Inc 6.375% 6/15/2033 (d)	5,116,000	5,231,320
TriNet Group Inc 3.5% 3/1/2029 (d)	7,215,000	6,710,718
		15,433,380
Trading Companies & Distributors - 1.1%
Foundation Building Materials Inc 6% 3/1/2029 (d)	1,855,000	1,739,779
FTAI Aviation Investors LLC 7% 5/1/2031 (d)	100,000	103,770
FTAI Aviation Investors LLC 7% 6/15/2032 (d)	1,050,000	1,087,392
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)	3,205,000	3,398,159
Herc Holdings Inc 7% 6/15/2030 (d)	5,735,000	5,927,327
Herc Holdings Inc 7.25% 6/15/2033 (d)(n)	4,115,000	4,261,140
QXO Building Products Inc 6.75% 4/30/2032 (d)	9,930,000	10,225,656
United Rentals North America Inc 6.125% 3/15/2034 (d)	5,835,000	5,982,643
		32,725,866
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (d)	2,585,000	2,633,896
TOTAL INDUSTRIALS		304,306,361

Information Technology - 4.8%
Communications Equipment - 0.2%
CommScope LLC 4.75% 9/1/2029 (d)(n)	4,660,000	4,525,093
Viasat Inc 6.5% 7/15/2028 (d)	1,304,000	1,229,150
Viasat Inc 7.5% 5/30/2031 (d)	1,722,000	1,499,359
		7,253,602
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp 5% 12/15/2029 (d)(n)	4,621,000	4,522,527
Insight Enterprises Inc 6.625% 5/15/2032 (d)	2,180,000	2,229,324
Lightning Power LLC 7.25% 8/15/2032 (d)	2,182,000	2,281,211
Sensata Technologies Inc 3.75% 2/15/2031 (d)	1,370,000	1,249,982
Sensata Technologies Inc 6.625% 7/15/2032 (d)(n)	3,145,000	3,213,548
TTM Technologies Inc 4% 3/1/2029 (d)	1,580,000	1,503,870
		15,000,462
IT Services - 1.0%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)(n)	7,866,000	7,548,165
ASGN Inc 4.625% 5/15/2028 (d)	2,110,000	2,054,247
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)	4,610,000	4,620,377
CoreWeave Inc 9% 2/1/2031 (d)	6,115,000	6,088,928
CoreWeave Inc 9.25% 6/1/2030 (d)	5,000,000	5,025,255
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	4,200,000	3,942,097
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	945,000	941,482
		30,220,551
Semiconductors & Semiconductor Equipment - 0.9%
Entegris Inc 3.625% 5/1/2029 (d)(n)	2,050,000	1,923,359
Entegris Inc 4.75% 4/15/2029 (d)	10,525,000	10,309,604
Entegris Inc 5.95% 6/15/2030 (d)(n)	9,385,000	9,469,071
ON Semiconductor Corp 3.875% 9/1/2028 (d)	4,025,000	3,889,561
Wolfspeed Inc 7.9583% 6/23/2030 (d)(i)(r)	1,640,367	1,619,863
		27,211,458
Software - 1.7%
Cloud Software Group Inc 8.25% 6/30/2032 (d)(n)	5,030,000	5,356,100
Cloud Software Group Inc 9% 9/30/2029 (d)	17,362,000	17,967,257
Fair Isaac Corp 6% 5/15/2033 (d)	9,225,000	9,268,317
Gen Digital Inc 6.25% 4/1/2033 (d)	3,415,000	3,481,517
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)	2,125,000	2,166,765
Rackspace Finance LLC 3.5% 5/15/2028 (d)	6,437,850	3,041,884
UKG Inc 6.875% 2/1/2031 (d)(n)	2,800,000	2,874,662
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	5,525,000	5,576,554
		49,733,056
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)	4,045,000	3,822,525
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)	2,565,000	2,592,133
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	1,110,000	1,183,129
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)	1,625,000	1,724,673
Western Digital Corp 2.85% 2/1/2029	2,372,000	2,204,198
Western Digital Corp 3.1% 2/1/2032 (n)	2,295,000	2,040,284
Western Digital Corp 4.75% 2/15/2026	585,000	583,232
		14,150,174
TOTAL INFORMATION TECHNOLOGY		143,569,303

Materials - 5.8%
Chemicals - 2.6%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)	1,225,000	1,273,921
Celanese US Holdings LLC 6.5% 4/15/2030 (n)	2,200,000	2,224,650
Celanese US Holdings LLC 6.75% 4/15/2033 (n)	5,325,000	5,370,566
Chemours Co/The 4.625% 11/15/2029 (d)	548,000	464,135
Chemours Co/The 5.75% 11/15/2028 (d)	7,655,000	7,030,590
Chemours Co/The 8% 1/15/2033 (d)	2,965,000	2,758,104
GPD Cos Inc 12.5% 12/31/2029 (d)	1,952,656	1,698,811
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)(g)	6,205,000	6,131,547
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (d)(e)	6,715,229	6,010,130
Mativ Holdings Inc 8% 10/1/2029 (d)(n)	2,925,000	2,637,797
Olin Corp 5% 2/1/2030 (n)	9,230,000	8,839,968
Olin Corp 6.625% 4/1/2033 (d)	5,400,000	5,254,746
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)(n)	5,040,000	4,827,896
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)(n)	1,315,000	1,342,944
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	6,699,000	7,022,729
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)	2,800,000	2,784,500
Tronox Inc 4.625% 3/15/2029 (d)(n)	8,976,000	6,983,417
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	7,540,000	6,951,308
		79,607,759
Construction Materials - 0.8%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	13,000,000	13,332,735
Quikrete Holdings Inc 6.75% 3/1/2033 (d)(n)	4,171,000	4,277,879
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)	4,470,000	4,455,240
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	960,000	1,010,291
		23,076,145
Containers & Packaging - 1.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	4,495,000	4,094,262
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	2,615,000	2,617,304
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)	4,075,000	4,174,063
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)	3,145,000	3,216,171
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(n)	4,927,000	5,028,387
Crown Americas LLC 5.875% 6/1/2033 (d)	4,185,000	4,192,776
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	965,000	963,501
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	1,600,000	1,495,300
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(n)	2,615,000	2,646,542
Sealed Air Corp 5% 4/15/2029 (d)	1,526,000	1,505,216
Sealed Air Corp 6.5% 7/15/2032 (d)(n)	1,515,000	1,560,355
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)(n)	2,555,000	2,655,680
		34,149,557
Metals & Mining - 1.3%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	10,362,000	10,803,152
Alumina Pty Ltd 6.375% 9/15/2032 (d)	5,480,000	5,556,243
Century Aluminum Co 6.875% 8/1/2032 (d)	2,710,000	2,738,090
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(n)	3,185,000	3,107,317
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(n)	1,530,000	1,489,553
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)	1,370,000	1,367,522
Commercial Metals Co 3.875% 2/15/2031	1,685,000	1,551,729
Commercial Metals Co 4.125% 1/15/2030	2,700,000	2,562,984
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)	360,000	335,730
Novelis Corp 3.25% 11/15/2026 (d)	600,000	590,272
Novelis Corp 3.875% 8/15/2031 (d)	1,475,000	1,323,044
Novelis Corp 6.875% 1/30/2030 (d)(n)	5,570,000	5,739,584
Vibrantz Technologies Inc 9% 2/15/2030 (d)	3,080,000	1,971,200
		39,136,420
TOTAL MATERIALS		175,969,881

Real Estate - 2.9%
Diversified REITs - 1.2%
Safehold GL Holdings LLC 2.8% 6/15/2031 (n)	5,785,000	5,162,367
Safehold GL Holdings LLC 2.85% 1/15/2032 (n)	3,605,000	3,115,623
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	8,930,000	8,450,467
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	5,266,000	5,565,525
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	7,795,000	7,583,112
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)	3,730,000	3,783,245
		33,660,339
Health Care REITs - 1.0%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)	5,375,000	5,185,819
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	5,330,000	3,626,757
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	3,925,000	2,983,509
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (n)	10,454,000	9,590,531
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)	3,715,000	3,861,390
Omega Healthcare Investors Inc 3.25% 4/15/2033	6,131,000	5,301,257
		30,549,263
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(n)	2,890,000	2,959,585
Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(n)	2,420,000	2,317,579
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)	736,000	617,945
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)	1,871,000	1,665,582
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)	2,920,000	3,040,889
Forestar Group Inc 6.5% 3/15/2033 (d)	4,860,000	4,878,915
Howard Hughes Corp/The 4.125% 2/1/2029 (d)	2,350,000	2,240,154
Howard Hughes Corp/The 4.375% 2/1/2031 (d)	1,350,000	1,242,450
Kennedy-Wilson Inc 4.75% 2/1/2030 (n)	3,915,000	3,607,320
		19,610,834
TOTAL REAL ESTATE		86,780,021

Utilities - 3.0%
Electric Utilities - 2.7%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)	670,000	595,167
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	6,965,000	6,357,362
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	1,030,000	1,012,713
Edison International 6.25% 3/15/2030 (n)	2,773,000	2,815,572
Edison International 7.875% 6/15/2054 (e)(n)	2,430,000	2,329,164
Edison International 8.125% 6/15/2053 (e)(n)	2,370,000	2,323,964
NRG Energy Inc 3.375% 2/15/2029 (d)	6,090,000	5,717,109
NRG Energy Inc 3.625% 2/15/2031 (d)	1,990,000	1,821,666
NRG Energy Inc 3.875% 2/15/2032 (d)	5,000	4,568
NRG Energy Inc 5.25% 6/15/2029 (d)(n)	5,650,000	5,587,251
NRG Energy Inc 5.75% 7/15/2029 (d)	3,530,000	3,498,707
NRG Energy Inc 6% 2/1/2033 (d)	3,170,000	3,178,600
NRG Energy Inc 6.25% 11/1/2034 (d)	3,438,000	3,483,591
PacifiCorp 7.375% 9/15/2055 (e)	4,241,000	4,341,763
PG&E Corp 5% 7/1/2028	1,485,000	1,448,876
PG&E Corp 5.25% 7/1/2030	12,109,000	11,615,023
PG&E Corp 7.375% 3/15/2055 (e)	5,237,000	5,053,613
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	6,835,000	6,827,142
Vistra Operations Co LLC 6.875% 4/15/2032 (d)	3,230,000	3,356,122
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	2,240,000	2,370,798
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(n)	1,894,000	1,931,508
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(n)	3,020,000	3,167,675
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)(n)	2,995,000	3,172,226
		82,010,180
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 6.95% 7/15/2055 (e)	3,229,000	3,111,212
Alpha Generation LLC 6.75% 10/15/2032 (d)	1,325,000	1,355,903
Calpine Corp 4.625% 2/1/2029 (d)	1,820,000	1,788,672
Calpine Corp 5.125% 3/15/2028 (d)	2,127,000	2,116,710
Sunnova Energy Corp 5.875% (d)(l)	6,514,000	6,514
		8,379,011
TOTAL UTILITIES		90,389,191

TOTAL UNITED STATES		2,011,652,005
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)	2,929,000	2,925,339
First Quantum Minerals Ltd 8% 3/1/2033 (d)	2,455,000	2,529,686
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)	285,000	295,687
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	8,390,000	8,861,938

TOTAL ZAMBIA		14,612,650
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,506,310,840)		2,501,881,377

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Information Technology - 0.3%
Software - 0.3%
MicroStrategy Inc 10%	69,400	5,967,012
MicroStrategy Inc 9%	33,612	3,174,990

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,924,080)		9,142,002

Preferred Securities - 1.8%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.45% (d)(e)(q)	2,950,000	3,026,329
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (d)(e)(i)(l)(q)	100,000	5,000
UNITED STATES - 1.7%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP 6.625% (e)(q)	2,948,000	3,021,140
Energy Transfer LP Series G, 7.125% (e)(q)	4,105,000	4,264,847
Mesquite Energy Inc 7.25% (i)(l)(q)	28,768,000	28,768
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (e)(f)(q)	9,863,000	10,054,446
		17,369,201
Financials - 0.7%
Banks - 0.4%
Bank of America Corp 6.25% (e)(q)	3,005,000	2,994,663
BW Real Estate Inc 9.5% (d)(e)(q)	4,583,000	4,660,393
Citigroup Inc 6.875% (e)(q)	3,000,000	3,030,840
		10,685,896
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (e)(q)	4,945,000	4,560,066
Ally Financial Inc 4.7% (e)(q)	4,775,000	4,682,796
		9,242,862
Insurance - 0.0%
Alliant Holdings LP 10.5% (e)(i)(q)	1,504,390	1,521,368
TOTAL FINANCIALS		21,450,126

Industrials - 0.4%
Trading Companies & Distributors - 0.4%
Air Lease Corp 4.125% (e)(n)(q)	5,559,000	5,471,041
Aircastle Ltd 5.25% (d)(e)(q)	5,175,000	5,240,306
		10,711,347
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (e)(q)	975,000	875,688
TOTAL UNITED STATES		50,406,362
TOTAL PREFERRED SECURITIES (Cost $74,804,482)		53,437,691

U.S. Treasury Obligations - 1.5%
	Yield (%) (s)	Principal Amount (a)	Value ($)
US Treasury Notes 3.75% 5/31/2030	3.88 to 4.00	9,049,000	8,966,993
US Treasury Notes 4% 2/15/2034	4.21 to 4.74	38,454,000	37,710,456
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,354,557)			46,677,449

Money Market Funds - 10.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	4.33	55,560,509	55,571,621
Fidelity Securities Lending Cash Central Fund (t)(u)	4.33	246,739,574	246,764,248
TOTAL MONEY MARKET FUNDS (Cost $302,335,869)			302,335,869

TOTAL INVESTMENT IN SECURITIES - 108.6% (Cost $3,279,430,519)	3,277,782,148
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(260,399,240)
NET ASSETS - 100.0%	3,017,382,908

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,979,469 or 0.7% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,166,496,552 or 71.8% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Level 3 security
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,499,160 and $2,342,044, respectively.

(l)	Non-income producing - Security is in default.
(m)	Non-income producing.
(n)	Security or a portion of the security is on loan at period end.
(o)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,847,938 or 0.4% of net assets.

(q)	Security is perpetual in nature with no stated maturity date.
(r)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(s)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	6/06/22	22,585,256

New Cotai LLC / New Cotai Capital Corp	9/11/20	623,261

Northeast Grocery Inc	11/08/21	5,075

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,976,972	290,141,431	290,546,782	536,556	-	-	55,571,621	55,560,509	0.1%
Fidelity Securities Lending Cash Central Fund	258,518,740	264,767,647	276,522,139	271,880	-	-	246,764,248	246,739,574	0.9%
Total	314,495,712	554,909,078	567,068,921	808,436	-	-	302,335,869

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	21,731,410	-	-	708,485	-	108,089	21,839,499	2,270,785
	21,731,410	-	-	708,485	-	108,089	21,839,499

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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